Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	May 31, 2014	Jan. 31, 2014	Oct. 31, 2013	Apr. 30, 2013	Dec. 31, 2012
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash and Cash Equivalents Uninsured Amount (in Dollars)	$ 551,000	$ 0		$ 551,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				21,860,191	18,342,335
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants		8,717,165
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	398,621	1,698,124		398,621
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,369,142	69,639		1,369,142
Share-based Compensation (in Dollars)		828,000	13,000	51,000	213,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)		1,800,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 120 days
Derivative, Gain (Loss) on Derivative, Net (in Dollars)		2,500,000	5,100,000	(19,900,000)	5,400,000
Cash and Cash Equivalents, at Carrying Value (in Dollars)	708,000	84,000	723,000	708,000	1,136,000					3,153,000
Working Capital Deficit (in Dollars)	1,500,000	3,100,000		1,500,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations (in Dollars)		(811,000)	(1,242,000)	(5,058,000)	(4,179,000)
Finite-Lived Intangible Asset, Useful Life		6 years
Other Asset Impairment Charges (in Dollars)				0	795,000
Stock Issued During Period, Shares, New Issues	550,000
Proceeds from Issuance or Sale of Equity (in Dollars)	1,100,000
Three Customers [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		99.00%
OneCustomerMember | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		94.00%
May Agreeements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues						2,586,210
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,586,210
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 0.58
Proceeds from Issuance or Sale of Equity (in Dollars)						1,500,000
January Agreements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues							1,724,141
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,724,141
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.58
Proceeds from Issuance or Sale of Equity (in Dollars)							1,000,000
October Agreements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues								4,550,002
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								4,550,002
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 0.58
Proceeds from Issuance or Sale of Equity (in Dollars)								2,600,000
April Agreements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues									2,192,857
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2,192,857
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 0.58	$ 0.70
Proceeds from Issuance or Sale of Equity (in Dollars)									1,535,000
Furniture and Equipment [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		2 years		2 years
Furniture and Equipment [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		7 years		7 years
Leasehold Improvements [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		5 years		5 years
Leasehold Improvements [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		7 years		7 years
StockOptionsAndWarrantsMember
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		23,409,694
Common Stock [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services		76,000	0
Stock Issued During Period, Shares, New Issues					6,742,859
2010 Stock Incentive Plan [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years		3 years
2010 Stock Incentive Plan [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years		5 years
2010 Stock Incentive Plan [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,825,000	1,825,000		1,825,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	398,621			398,621
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,369,142			1,369,142
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage				98.00%
Concentration Risk Number of Customers				4
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage				87.00%
Concentration Risk Number of Customers				3
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life				6 years
Employees and Directors [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Share-based Compensation (in Dollars)		826,000	12,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,300,000	0	0	0
Non-employees [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Share-based Compensation (in Dollars)		$ 2,000	$ 1,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0	0
Intellectual Property [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life				6 years